Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Common Stock Class A		Paid-in Capital	Accumulated Deficits	Non- Controlling Interests	Total
Balance at Dec. 31, 2022		$ 26,500	[1]	$ 21,372,100	$ (13,420,400)	$ (1,016,300)	$ 6,961,900
Balance (in Shares) at Dec. 31, 2022	[1]	26,484,055
Cumulative-effect adjustment of opening balance due to adoption of fair value measurement of digital assets			[1]		30,600		30,600
Issuance of common stocks pursuant to private placement		$ 5,100	[1]	6,533,900			6,539,000
Issuance of common stocks pursuant to private placement (in Shares)	[1]	5,079,999
Net loss			[1]		(1,089,500)	(147,400)	(1,236,900)
Balance at Mar. 31, 2023		$ 31,600	[1]	27,906,000	(14,479,300)	(1,163,700)	12,294,600
Balance (in Shares) at Mar. 31, 2023	[1]	31,564,054
Balance at Dec. 31, 2022		$ 26,500	[1]	21,372,100	(13,420,400)	(1,016,300)	6,961,900
Balance (in Shares) at Dec. 31, 2022	[1]	26,484,055
Net loss							(4,445,100)
Balance at Sep. 30, 2023		$ 31,800	[1]	28,114,600	(17,306,100)	(1,545,100)	9,592,200
Balance (in Shares) at Sep. 30, 2023	[1]	31,724,631
Balance at Mar. 31, 2023		$ 31,600	[1]	27,906,000	(14,479,300)	(1,163,700)	12,294,600
Balance (in Shares) at Mar. 31, 2023	[1]	31,564,054
Issuance of common stocks to a service provider		$ 200	[1]	208,600			208,800
Issuance of common stocks to a service provider (in Shares)	[1]	160,577
Capital injection from non-controlling shareholder			[1]			88,900	88,900
Net loss			[1]		(1,327,500)	(243,600)	(1,571,100)
Balance at Jun. 30, 2023		$ 31,800	[1]	28,114,600	(15,806,800)	(1,318,400)	11,021,200
Balance (in Shares) at Jun. 30, 2023	[1]	31,724,631
Withdrawal of capital by a non-controlling shareholder			[1]			(88,900)	(88,900)
Net loss			[1]		(1,499,300)	(137,800)	(1,637,100)
Balance at Sep. 30, 2023		$ 31,800	[1]	28,114,600	(17,306,100)	(1,545,100)	9,592,200
Balance (in Shares) at Sep. 30, 2023	[1]	31,724,631
Balance at Dec. 31, 2023		$ 31,800	[1]	27,822,200	(17,454,200)		10,399,800
Balance (in Shares) at Dec. 31, 2023	[1]	31,724,631
Issuance of common stocks to acquire noncontrolling interest of a subsidiary (Note 4) (in Shares)	[1]	1,500,000
Issuance of common stocks to certain investors in a private placement		$ 2,500	[1]	3,732,500			3,735,000
Issuance of common stocks to certain investors in a private placement (in Shares)	[1]	2,490,000
Issuance of common stocks to an underwriter		$ 100	[1]	(100)
Issuance of common stocks to an underwriter (in Shares)	[1]	124,000
Issuance of common stocks to acquire a subsidiary		$ 1,500	[1]	2,263,500		1,510,000	3,775,000
Issuance of common stocks to acquire a subsidiary (in Shares)	[1]	1,500,000
Share-based compensation to employees		$ 100	[1]	361,000			361,100
Share-based compensation to employees (in Shares)	[1]	102,000
Net loss			[1]		(866,800)	(1,068,900)	(1,935,700)
Balance at Mar. 31, 2024		$ 36,000	[1]	34,179,100	(18,321,000)	441,100	16,335,200
Balance (in Shares) at Mar. 31, 2024	[1]	35,940,631
Balance at Dec. 31, 2023		$ 31,800	[1]	27,822,200	(17,454,200)		10,399,800
Balance (in Shares) at Dec. 31, 2023	[1]	31,724,631
Net loss							(8,663,400)
Balance at Sep. 30, 2024		$ 40,500	[1]	40,260,600	(24,497,300)		15,803,800
Balance (in Shares) at Sep. 30, 2024	[1]	40,416,234
Balance at Mar. 31, 2024		$ 36,000	[1]	34,179,100	(18,321,000)	441,100	16,335,200
Balance (in Shares) at Mar. 31, 2024	[1]	35,940,631
Share-based compensation to non-employees			[1],[2]	120,000			120,000
Share-based compensation to non-employees (in Shares)	[1]	57,077
Issuance of common stocks to certain investors in a private placement		$ 1,700	[1]	3,698,300			3,700,000
Issuance of common stocks to certain investors in a private placement (in Shares)	[1]	1,681,817
Issuance of common stocks to an underwriter		$ 100	[1]	(100)
Issuance of common stocks to an underwriter (in Shares)	[1]	84,091
Share-based compensation to employees		$ 400	[1]	701,900			702,300
Share-based compensation to employees (in Shares)	[1]	359,950
Net loss			[1]		(3,403,500)	(169,100)	(3,572,600)
Balance at Jun. 30, 2024		$ 38,200	[1]	38,699,200	(21,724,500)	272,000	17,284,900
Balance (in Shares) at Jun. 30, 2024	[1]	38,123,566
Issuance of common stocks to acquire noncontrolling interest of a subsidiary (Note 4)		$ 1,500	[1]	(111,800)		110,300
Issuance of common stocks to acquire noncontrolling interest of a subsidiary (Note 4) (in Shares)	[1]	1,500,000
Issuance of common stocks to certain investors in a private placement		$ 700	[1]	1,499,300			1,500,000
Issuance of common stocks to certain investors in a private placement (in Shares)	[1]	681,818
Issuance of common stocks to acquire a subsidiary (in Shares)	[1]	1,500,000
Share-based compensation to employees		$ 100	[1]	173,900			174,000
Share-based compensation to employees (in Shares)	[1]	110,850
Net loss			[1]		(2,772,800)	(382,300)	(3,155,100)
Balance at Sep. 30, 2024		$ 40,500	[1]	$ 40,260,600	$ (24,497,300)		$ 15,803,800
Balance (in Shares) at Sep. 30, 2024	[1]	40,416,234

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1).
[2]	The amount of Class A Ordinary Shares issued for share-based compensation to non-employees was below 100.